Taxes (Details 1) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Deferred tax assets taxes losses carryforward	$ 5,704	$ 5,908
Deferred tax assets	9,565	10,770	$ 11,441
Deferred tax liabilities	(870)	(1,413)
Asset Retirement Obligations And Other Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	4,165	4,875
Deferred tax liabilities	(807)	(714)
Fair Value Of Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	735	839
Employee post retirement obligations [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	478	411
Provision For Litigation [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	306	364
Fair Value Of Property Plant And Equipment In Business Combination [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	(2,034)	(2,205)
Goodwill Amortization [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	(575)	(518)
Other temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	723	397
Temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	12,111	12,794
Deferred tax liabilities	$ (3,416)	$ (3,437)